Shareholders' equity - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	98,227	381,686	462,346
Number of stock options outstanding and exercisable (in shares)	98,227	352,831
Weighted average remaining contractual life	11 months 4 days	1 year 2 months 19 days
$7.01 - $9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	71,227	84,120
Number of stock options outstanding and exercisable (in shares)	71,227	64,510
Weighted average remaining contractual life	1 year	2 years
$9.01 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	0	62,023
Number of stock options outstanding and exercisable (in shares)	0	62,023
Weighted average remaining contractual life		11 months 4 days
$12.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	27,000	42,000
Number of stock options outstanding and exercisable (in shares)	27,000	34,143
Weighted average remaining contractual life	9 months	1 year 9 months
$15.01 - $18.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	0	104,702
Number of stock options outstanding and exercisable (in shares)	0	104,702
Weighted average remaining contractual life		1 year
$18.01 - $20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	0	22,856
Number of stock options outstanding and exercisable (in shares)	0	21,468
Weighted average remaining contractual life		1 year
$20.01 - $27.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	0	65,985
Number of stock options outstanding and exercisable (in shares)	0	65,985
Weighted average remaining contractual life		7 months 9 days
Minimum | $7.01 - $9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 7.01
Minimum | $9.01 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	9.01
Minimum | $12.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	12.01
Minimum | $15.01 - $18.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	15.01
Minimum | $18.01 - $20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	18.01
Minimum | $20.01 - $27.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	20.01
Maximum | $7.01 - $9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	9.00
Maximum | $9.01 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	12.00
Maximum | $12.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	15.00
Maximum | $15.01 - $18.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	18.00
Maximum | $18.01 - $20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	20.00
Maximum | $20.01 - $27.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 27.00